Income Taxes (Details Narrative) - USD ($)	1 Months Ended	4 Months Ended
	Jun. 30, 2018	Sep. 30, 2018
Income Tax Disclosure [Abstract]
Deferred tax asset	$ 16,697	$ 28,514
Valuation allowance deferred tax asset	0	0
Operating loss carry-forwards	$ 79,511	$ 135,780
Operating loss carryforwards, expiration term	Expiring in 2038	Expiring in 2038
Accrued penalties and interest related to taxes